(Loss) Income Per Share (Details) - Schedule of computation of basic and diluted loss per common share - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Schedule Of Computation Of Basic And Diluted Loss Per Common Share Abstract
Net loss	$ (25,823,675)	$ (8,043,113)	$ (2,122,427)
Net loss from continuing operations	(13,347,104)	(8,226,323)	(2,090,126)
Net (loss) income from discontinued operations	$ (12,476,571)	$ 183,210	$ (32,301)
Weighted Average Shares Outstanding-Basic	79,385,028	10,151,051	3,322,733
Loss per share- basic and diluted	$ (0.33)	$ (0.79)	$ (0.64)
Net loss per share from continuing operations – basic	(0.17)	(0.81)	(0.63)
Net (loss) income per share from discontinued operations – basic	$ (0.16)	$ 0.02	$ (0.01)